Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
NOTE 2 — SHARE-BASED COMPENSATION
Stock Incentive Plans
Our stock incentive plans are designed to promote the long-term financial interests and growth of the Company by attracting and retaining management and other personnel, motivating them to achieve long range goals and aligning their interests with those of our stockholders. Stock appreciation right (“SARs”) and restricted share unit (“RSUs”) grants vest solely based upon continued employment over a specific period of time, and performance share unit (“PSUs”) grants vest based upon both continued employment over a specific period of time and the achievement of predetermined financial targets over a specific period of time. At December 31, 2022 there were 13.826 million shares available for future grants.
Employee Stock Purchase Plan
Our employee stock purchase plan (“ESPP”) provides our participating employees an opportunity to obtain shares of our common stock at a discount (through payroll deductions over three-month periods). At December 31, 2022, 4.436 million shares of common stock were reserved for ESPP issuances. During 2022, 2021 and 2020, the Company recognized $16 million, $15 million and $13 million, respectively, of compensation expense related to the ESPP.

SAR, RSU and PSU Activity
The fair value of each SAR award is estimated on the grant date, using valuation models and the weighted average assumptions indicated in the following table. Awards under our stock incentive plans generally vest based on continued employment (“Time SARs” and “RSUs”) or based upon continued employment and the achievement of certain financial targets (“Performance SARs” and “PSUs”). PSUs have a three-year cumulative earnings per share target, and the number of PSUs earned can vary from zero (for actual performance of less than 90% of target) to two times the original PSU grant (for actual performance of 110% or more of target). Each grant is valued as a single award with an expected term equal to the average expected term of the component vesting tranches. The expected term of the share-based award is limited by the contractual term. We use historical exercise behavior data and other factors to estimate the expected term of the SARs.
Compensation cost is recognized on the straight-line attribution method. The straight-line attribution method requires that total compensation expense recognized must at least equal the vested portion of the grant-date fair value. The expected volatility is derived using historical stock price information for our common stock and the volatility implied by the trading of options to purchase our stock on open-market exchanges. The risk-free interest rate is the approximate yield on United States Treasury Strips having a life equal to the expected share-based award life on the date of grant. The expected life is an estimate of the number of years a share-based award will be held before it is exercised. The expected dividend yield is estimated based on the assumption that the dividend yield at date of grant will be maintained over the expected life of the grant.

	2022	2021	2020
Risk-free interest rate	1.64%	0.68%	1.44%
Expected volatility	34%	36%	27%
Expected life, in years	5.11	6.17	6.15
Expected dividend yield	0.95%	1.10%	1.19%
Information regarding Time SARs and Performance SARs activity during 2022, 2021 and 2020 is summarized below (share amounts in thousands):

	Time SARs	Performance SARs	Total SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (dollars in millions)
SARs outstanding, December 31, 2019	9,050	2,144	11,194	$71.79
Granted	1,120	—	1,120	144.47
Exercised	(2,159)	(1,325)	(3,484)	44.07
Cancelled	(175)	—	(175)	111.69

SARs outstanding, December 31, 2020	7,836	819	8,655	91.53
Granted	877	—	877	174.98
Exercised	(2,443)	(533)	(2,976)	67.57
Cancelled	(108)	—	(108)	138.32

SARs outstanding, December 31, 2021	6,162	286	6,448	113.15
Granted	570	—	570	236.00
Exercised	(660)	(159)	(819)	90.84
Cancelled	(112)	—	(112)	182.87

SARs outstanding, December 31, 2022	5,960	127	6,087	$126.38	5.7 years	$691

SARs exercisable, December 31, 2022	4,022	127	4,149	$102.20	4.7 years	$572

The weighted average fair values of SARs granted during
2022
,
2021
and
2020
were $
69.55
, $
54.57
and $
35.98
per share, respectively. The intrinsic values of SARs exercised during
2022
,
2021
and
2020
were $
115
 million, $
404
 million and $
328
 million, respectively. As of December
31
,
2022
, the unrecognized compensation cost related to nonvested SARs was $
40
 million.
Information regarding RSUs and PSUs activity during
2022
,
2021
and
2020
is summarized below (share amounts in thousands):

	RSUs	PSUs	Total RSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, December 31, 2019	2,620	3,035	5,655	$105.23
Granted	1,048	808	1,856	144.17
Performance adjustment	—	206	206	81.89
Vested	(1,030)	(1,364)	(2,394)	88.63
Cancelled	(162)	(93)	(255)	124.50

RSUs and PSUs outstanding, December 31, 2020	2,476	2,592	5,068	125.40
Granted	899	689	1,588	174.34
Performance adjustment	—	684	684	102.02
Vested	(992)	(1,772)	(2,764)	106.62
Cancelled	(192)	(110)	(302)	149.07

RSUs and PSUs outstanding, December 31, 2021	2,191	2,083	4,274	150.32
Granted	611	455	1,066	235.71
Performance adjustment	—	699	699	138.45
Vested	(878)	(1,399)	(2,277)	138.41
Cancelled	(140)	(123)	(263)	183.86

RSUs and PSUs outstanding, December 31, 2022	1,784	1,715	3,499	$179.18

The fair values of RSUs and PSUs that vested during 2022, 2021 and 2020 were $550 million, $475 million and $349 million, respectively. As of December 31, 2022, the unrecognized compensation cost related to RSUs and PSUs was $324 million.